UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-6449

Frontier Funds, Inc.

(Exact name of registrant as specified in charter)

333 Bishop’s Way

Suite 122

Brookfield, WI  53005

(Address of principal executive offices)

(Zip code)

CSC-Lawyers Incorporating Service

100 Light Street, 6th Floor

Baltimore, Maryland 21202

(Name and address of agent for service)

With Copy To:

Robert J. Philipp, Esq.

Kranitz & Philipp

2230 East Bradford Avenue

Milwaukee, Wisconsin 53211

Registrant's telephone number, including area code: (262) 436-8700

Date of fiscal year end: September 30

Date of reporting period: March 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

The Frontier MicroCap Fund

March 31, 2009

(Unaudited)

March 31, 2009

Dear Fellow Shareholders,

The current financial markets face clear challenges.  The U.S. mortgage markets has seen a rise in defaults, that has spread across the global financial sector and produced a significant tightening of credit conditions.  The forecasts for global growth have been reduced, and markets have reacted by sending stock prices significantly lower.  The U.S. economy has weakened considerably, and there is no expectation of a quick turnaround.

U.S. Congress, Treasury Department, and the Federal Reserve Bank have taken numerous actions in an effort to stabilize securities markets and support the financial system.  Other institutions and governments around the world have taken similar actions.  Their efforts will not return the financial systems and economy to “normal” any time soon; their commitment is a step in the positive direction.

As investors, it is natural to feel discouraged and even overwhelmed by disappointing short-term volatility and unsatisfactory returns.  During these challenging times, it is important to remember the value of a long-term perspective and the counsel of your financial advisor.

Management of the MicroCap Fund continues to make changes.  Three new Directors have been appointed to the Board, and hopefully they will help bring positive change.  Although there is no guarantee the Fund will achieve its objectives, we believe that the research, diversification and active management that mutual funds provide continue to make them an intelligent choice for investors.

We thank you for the support you have placed in Frontier Funds, Inc. and aim to continue earning your confidence.  Please feel free to contact us with any comments or concerns.

Sincerely,

Amy Siesennop

President

THE FRONTIER MICROCAP FUND

           PORTFOLIO ANALYSIS

              MARCH 31, 2009 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	The Frontier MicroCap Fund
	Schedule of Investments
	March 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 140.80%

Agricultural Chemicals - 12.16%
4,000	Bion Environmental Technologies, Inc. *	$ 5,000

Agricultural Products-Livestock & Animal Specialties - 0.10%
2,000	Eternal Technologies Group, Inc. *	40

Biological Products - 3.28%
83	Qiagen NV (Netherlands) *	1,325
3,600	Symbollon Corp. *	25
		1,350
Calculating & Accounting Machines - 0.03%
192	Secure Alliance Holdings Corp.	12

Commercial Printing - 0.38%
3,000	Kolorfusion International, Inc. *	90
2,200	We-R-You Corp. *	66
		156
Communications Services & Equipment - 8.22%
134	Cardinal Communications, Inc. *	-
3,500	Distinctive Devices, Inc. *	5
500	Metroconnect, Inc. *	75
70,000	Nighthawk Systems, Inc. *	1,400
100	Proxim Corp. *	1
1,000	WPCS International, Inc. *	1,900
		3,381
Computer Technology - 14.04%
600	Alanco Technologies, Inc. *	234
10,000	Authentidate Holding Corp. *	3,993
2,000	Egames, Inc. *	240
300	Evolving Systems, Inc. *	393
200	Forlink Software Corp., Inc. *	170
1,334	Identiphi, Inc. *	4
3,000	Ilinc Communications, Inc. *	240
80	Insynq, Inc. *	-
300	Interlink Electronics, Inc. *	114
50	Socket Communications, Inc. *	165
133	Voxware, Inc. *	219
		5,772
Crude Petroleum & Natural Gas - 2.80%
5,000	Far East Energy Corp. *	1,150

Electromedical & Electrotherapy - 4.83%
5,000	Dynatronics Corp. *	1,699
600	Echo Therapeutics, Inc. *	288
		1,987
Finance Services - 7.46%
1,000	Global Axcess Corp. *	220
568	Standard Holdings Group Ltd. *	10
2,836	Standard Holdings Group Ltd. * †	2,836
		3,066
Food And Kindred Products - 1.49%
2,000	New Dragon Asia Corp. (China) *	400
170	Z-Trim Holdings, Inc. *	211
		611
Games, Toys & Children's Vehicles - 6.62%
1,000	Action Products International, Inc. *	240
8,000	Mad Catz Interactive, Inc. *	2,484
		2,724
Household Audio & Video Equipment - 0.00%
10,000	SLS International, Inc. *	2

In Vitro & In Vivo Diagnostic Substances - 4.67%
2,000	Immunomedics, Inc. *	1,920

Instruments For Measuring & Testing - 0.90%
1,000	Wireless Telecom Group, Inc. *	370

Investors - 0.24%
9,700	CVF Technologies Corp. *	97

Jewelry, Precious Metal - 2.63%
1,500	LJ International, Inc. (Hong Kong) *	1,080

Laboratory Analytical Instruments - 0.89%
34	Clinical Data, Inc. *	367

Land Subdividers & Developers - 0.28%
231,000	Falcon Ridge Development, Inc. *	115

Measuring & Controlling Devices - 4.39%
2,100	Pressure Biosciences, Inc. *	1,806

Medicinal Chemicals & Botanical Products - 1.07%
40,000	China Holdings, Inc. *	440

Metal Mining - 0.75%
667	API Nanotronics Corp. *	247
625	Rock Energy Resources, Inc. *	62
		309
Miscellaneous - 0.00%
500	Angelciti Entertainment, Inc. *	-
9	Progressive Gaming International Corp. *	-
3,000	Smartire Systems, Inc. *	-
2,000	Stonepath Group, Inc. *	-
		-
Motorcycles, Bicycles & Parts - 1.13%
1,603	Viper Powersports, Inc. *	465

Pharmaceutical Preparations - 31.43%
2,500	Geopharma, Inc. *	1,200
12,000	Provectus Pharmaceutical, Inc. *	11,400
183	QLT, Inc. (Canada) *	324
		12,924
Semiconductors & Related Devices - 0.78%
250	Conexant Systems, Inc. *	162
1,000	Dpac Technologies Corp. *	24
200	Emagin Corp. *	134
		320
Services-Advertising - 6.81%
40,000	Waytronx, Inc. *	2,800

Services-Business Services - 1.51%
3,000	Cash Technologies, Inc. *	150
15,000	Datalogic International, Inc. *	2
223	Flo Corp. *	2
500	Global Network, Inc. *	60
4,900	International Monetary Systems Ltd. *	392
29	Sancon Resource Recovery, Inc. *	5
5	Western Capital Resources, Inc. *	10
		621
Services-Educational Services - 4.23%
400	Princeton Review, Inc. *	1,740

Services-Management Consulting - 1.34%
55,000	Small Business Co. *	550

Services-Medical Laboratories - 9.49%
2,000	American Shared Hospital Services *	3,904

Special Industry Machinery - 1.78%
666	Tegal Corp. *	733

Surgical & Medical Instruments - 0.66%
7,500	Acunetx, Inc. *	68
300	Advansource Biomaterials Corp.	54
50	Cardiac Science Corp. *	150
		272
Television Advertising - 0.00%
200	Mindpix Corp. *	1

Telephone & Telegraph Apparatus - 0.18%
27,513	Hop-On.Com, Inc. *	69
10,000	Telenetics Corp. *	3
		72
Telephone Communications - 3.59%
300	City Telecom (HK) Ltd. (Hong Kong) ADR	861
50	Epicus Communications Group, Inc. *	-
8,000	GlobalNet Corp. *	2
200	Multiband Corp. *	396
7,000	Newmarket Technology, Inc. *	196
1	Seraph Security, Inc.	-
2,000	SVI Media, Inc. *	20
5,000	Viseon, Inc. *	3
		1,478
Television Broadcasting Stations - 0.53%
900	OBN Holdings *	216

Wholesale-Groceries & Related Products - 0.02%
5,000	Growers Direct Coffee Company, Inc. *	8

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 0.07%
10,000	Molecular Imaging Corp. *	28

Wholesale-Miscellaneous Nondurable Goods - 0.02%
1,000	AHPC Holdings, Inc. *	10

TOTAL FOR COMMON STOCKS (Cost $406,822) - 140.80%		$ 57,897

WARRANTS - 0.00%
5,000	Action Products International, Inc. (Cost $0.05) 1/31/2010	-

SHORT TERM INVESTMENTS - 5.41%
2,223	First American Treasury Obligation Class Y 0.17% ** (Cost $2,223)	2,223

TOTAL INVESTMENTS (Cost $409,045) - 146.20%		$ 60,120

LIABILITIES IN EXCESS OF OTHER ASSETS - (46.20)%		(18,999)

NET ASSETS - 100.00%		$ 41,121

* Non-income producing securities during the period.
† Restricted Security
ADR - American Depository Receipt
** Variable rate security; the coupon rate shown represents the yield at March 31, 2009.
The accompanying notes are an integral part of these financial statements.

The Frontier MicroCap Fund
Statement of Assets and Liabilities
March 31, 2009 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $409,045)	$ 60,120
Receivables:
Due From Advisor	4,047
Prepaid Expenses	510
Total Assets	64,677
Liabilities:
Other Accrued Expenses	23,556
Total Liabilities	23,556

Net Assets	$ 41,121

Net Assets Consist of:
Paid In Capital	$ 1,082,486
Accumulated Undistributed Net Investment Loss	(18,798)
Accumulated Realized Loss on Investments - Net	(673,642)
Unrealized Depreciation in Value of Investments	(348,925)
Net Assets, for 1,567,790 Shares Outstanding	$ 41,121

Net Asset Value and Redemption Price Per Share	$ 0.03

Maximum Offering Price Per Share ($0.03/95.5%)	$ 0.03 *

* Actual is less than $0.03
The accompanying notes are an integral part of these financial statements.

The Frontier MicroCap Fund
Statement of Operations
For the six months ended March 31, 2009

Investment Income:
Dividends	$ 14
Interest	2
Total Investment Income	16

Expenses:
Advisory Fees (Note 4)	440
Transfer Agent Fees	6,124
Audit Fees	5,460
Legal Fees	5,714
Custodial Fees	3,640
Trustee Fees	2,223
Registration	1,456
Miscellaneous	546
Printing and Mailing	546
Insurance	182
Total Expenses	26,331
Fees Waived by Advisor (Note 4)	(4,047)
Fees Reimbursed by the Advisor (Note 4)	(440)
Fees Waived by Service Provider (Note 5)	(3,030)
Net Expenses	18,814

Net Investment Loss	(18,798)

Realized and Unrealized Loss on Investments:
Realized Loss on Investments	(2,055)
Net Change in Unrealized Depreciation on Investments	(47,063)
Net Realized and Unrealized Loss on Investments	(49,118)

Net Decrease in Net Assets Resulting from Operations	$ (67,916)

The accompanying notes are an integral part of these financial statements.

The Frontier MicroCap Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Year
	Ended	Ended
	3/31/2009	9/30/2008
Decrease in Net Assets From Operations:
Net Investment Loss	$ (18,798)	$ (37,743)
Net Realized Gain (Loss) on Investments	(2,055)	(28,603)
Unrealized Appreciation (Depreciation) on Investments	(47,063)	(113,518)
Net Decrease in Net Assets Resulting from Operations	(67,916)	(179,864)

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	-
Total Distributions Paid to Shareholders	-	-

Capital Share Transactions (Note 6)	50	100,616

Total Increase (Decrease) in Net Assets	(67,866)	79,248

Net Assets:
Beginning of Year	108,987	188,235

End of Year (Including Undistributed Net Investment Loss of $(18,798)
and $0, respectively)	$ 41,121	108,987

The accompanying notes are an integral part of these financial statements.

The Frontier MicroCap Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	For the Six
	Months Ended	For the Years Ended
	3/31/2009	9/30/2008	9/30/2007	9/30/2006	9/30/2005	9/30/2004

Net Asset Value, at Beginning of Year	$ 0.07	$ 0.17	$ 0.17	$ 0.21	$ 0.22	$ 0.25

Income From Investment Operations:
Net Investment Loss *	(0.01)	(0.02)	(0.03)	(0.06)	(0.04)	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.03)	(0.08)	0.03	0.02	0.03	0.00
Total from Investment Operations	(0.04)	(0.10)	(0.00)	(0.04)	(0.01)	(0.03)

Distributions:
Net Investment Income	-	-	-	-	-	-
Realized Gains	-	-	-	-	-	-
Total from Distributions	-	-	-	-	-	-

Net Asset Value, at End of Year	$ 0.03	$ 0.07	$ 0.17	$ 0.17	$ 0.21	$ 0.22

Total Return	(57.14)%	(58.82)%	0.00%	(19.05)%	(4.55)%	(12.00)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 41	$ 109	$ 188	$ 179	$ 269	$ 487
Before Waivers
Ratio of Expenses to Average Net Assets **	90.41%	26.92%	30.00%	29.79%	17.67%	11.41%
Ratio of Net Investment Loss to Average Net Assets **	(90.36)%	(26.16)%	(29.69)%	(29.47)%	(17.58)%	(11.31)%
After Waivers
Ratio of Expenses to Average Net Assets **	64.60%	18.40%	18.40%	18.40%	15.00%	10.47%
Ratio of Net Investment Loss to Average Net Assets **	(64.55)%	(17.62)%	(18.08)%	(18.08)%	(14.91)%	(10.37)%
Portfolio Turnover	0.00%	14.62%	17.56%	37.37%	3.81%	78.57%

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.
** Annualized

The accompanying notes are an integral part of these financial statements.

THE FRONTIER MICROCAP FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2009 (UNAUDITED)

1.)

ORGANIZATION

Frontier Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company.  The Corporation was established under the laws of Maryland on October 24, 1991.  The Corporation permits the Directors to issue 200,000,000 shares of capital stock in separate series, with each series representing interests in a separate portfolio of securities and other assets, each with its own investment objectives and policies.  The Frontier MicroCap Fund (the “Fund”) to which the Fund’s Board of Directors has initially allocated 80,000,000 shares with a $.01 par value is the only current series of the Corporation. From inception through 2004, the Fund was known as the Frontier Equity Fund. The investment objective of the Fund is to provide long-term capital appreciation on its assets.

2.)

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION- Each security owned by the Fund that is listed on an exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  In the event that the security is listed on more than one exchange, the Fund will use the price on that exchange which it generally considers to be the principal exchange on which the stock is traded. Securities and other assets for which market quotations are not readily available or are deemed unreliable, are valued by appraisal at their fair values as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund’s Board of Directors.  The Fund values money market instruments that it holds with remaining maturities of less than 60 days at their amortized cost.  As the Fund invests primarily in micro-cap companies, other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to:  (a) illiquid securities, including “restricted” securities and private placements for which there is no public market; (b) securities of an issuer that has entered into restructuring; and (c) securities whose trading has been halted or suspended. Valuing securities at fair value involves greater reliance on judgment than securities that have already available market quotations. There can be no assurance that the Fund can obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value per share.

SHARE VALUATION- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that

THE FRONTIER MICROCAP FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2009 (UNAUDITED)

prioritizes the assumptions, also known as "inputs," to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's assets carried at fair value:

                                                                              Investments                  Other Financial

Valuation Inputs:                                                  In Securities                     Instruments

Level 1 – Quoted Prices                                               $51,307                          $         -

Level 2 – Significant Other Observable Inputs                8,160                                      -

Level 3 – Significant Unobservable Inputs                         653                                      -

Total                                                                              $60,120                          $         -

SECURITY TRANSACTION TIMING- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

INCOME TAXES- The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

DISTRIBUTIONS TO SHAREHOLDERS-   The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

THE FRONTIER MICROCAP FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2009 (UNAUDITED)

USE OF ESTIMATES- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

OTHER- Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

NEW ACCOUNTING PRONOUNCEMENTS - In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”).  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

3). RESTRICTED SECURITY

The investment in 2,836 shares of Standard Holdings Group Ltd. common stock, the sale of which is restricted, has been valued at $1 per share after considering certain pertinent factors. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

4.)

INVESTMENT ADVISORY AGREEMENT AND RELATED PARTIES TRANSACTIONS

The Fund has an investment advisory agreement with Freedom Investors Corp. (the “Advisor”). Certain officers and directors of the Fund are also officers and directors of the Advisor.  Pursuant to this agreement, the Advisor furnishes continuous investment advisory and portfolio management services to the Fund.  The Advisor, at its own expense and without reimbursement from the Fund, will furnish office space and all necessary office facilities, equipment and executive personnel required in connection with the Advisor’s agreement to provide continuous investment advisory and portfolio management services to the Fund.  As compensation for these services, the Advisor is entitled to receive a monthly fee of 1/12 of 1.50% (1.50% per annum) of the daily net assets of the Fund.  The Advisor has voluntarily waived payment of its advisory fee since the inception of the Fund, although this waiver can be revoked at any time.  For the period of October 1, 2008 through March 31, 2009, the Advisor earned and waived its fee totaling $440.

The Advisor also executed all trades for the Fund for the six months ended March 31, 2009 and received $40 in commissions.

5.)

OTHER AGREEMENTS AND EXPENSE WAIVER

Mutual Shareholder Services (“MSS”) provides transfer agency and fund accounting services to the Fund.  MSS voluntarily agreed to waive a portion of their fees until the assets of the Fund become greater than two million dollars.  For the six months ended March 31, 2009, MSS waived fees of $3,030.

THE FRONTIER MICROCAP FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2009 (UNAUDITED)

6.)

CAPITAL SHARE TRANSACTIONS

As of March 31, 2009 there were 80,000,000, $.01 par value shares of capital stock authorized, and paid-in capital amounted to $1,082,486.

The following is a summary of capital share transactions for the six months ended March 31, 2009 and year ended September 30, 2008, respectively:

	March 31, 2009		September 30, 2008
	Shares	Amount	Shares	Amount
Shares sold	1,329	$145	1,065,891	$171,846
Shares reinvested	-	-	-	-
Shares redeemed	(2,071)	(95)	(640,088)	(71,230)
Net Increase (Decrease)	(742)	$50	425,803	$100,616

7.)

INVESTMENT TRANSACTIONS

For the six months ended April 30, 2009, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $0 and $14,901, respectively.  There were no purchases or sales of U.S. Government obligations.

For federal income tax purposes, the cost of investments owned at March 31, 2009 was $409,045.  At March 31, 2009, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$4,308	$(353,233)	$(348,925)

8.) DISTRIBUTIONS TO SHAREHOLDERS

      There were no distributions paid during the six months ended March 31, 2009, or the fiscal year ended September 30, 2008.

9.) DISTRIBUTABLE EARNINGS

As of March 31, 2009 the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Accumulated Net Realized Loss on Investments

             $(673,642)

Unrealized appreciation/(depreciation) on Investments

               (348,925)

The Frontier MicroCap Fund
Expense Illustration
March 31, 2009 (Unaudited)

Expense Example

As a shareholder of the The Frontier MicroCap Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, (2) management fees and other Fund expenses. This Example is intended  to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the  ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2008 through March 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2008	March 31, 2009	October 1,2008 to March 31,2009

Actual	$1,000.00	$636.36	$263.55
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$702.82	$274.25

* Expenses are equal to the Fund's annualized expense ratio of 64.60%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Directors and Officers

The Board of Directors (“Board”) supervises the business activities of the Fund.  The Board approves all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund's agreements with the advisor, administrator, independent accountant, transfer agent and custodian.

The management of the Fund's day-to-day operations is delegated to its officers, the Fund's advisor and the administrator, subject always to the investment objective and policies of the Fund and to general supervision by the Board.  Each Director serves as a director until the next annual meeting of shareholders or until his successor is duly elected.

The Fund is not in a “family of funds” or a “fund complex”, and the only fund overseen by the Board is the Fund.  The address of each Director and Officer is c/o Frontier Funds, Inc., 333 Bishop Way, Ste 122, Brookfield, Wisconsin 53005.

The following table provides information regarding each Director who is not an “interested person” of Frontier and the Fund, as defined in the 1940 Act.

Name (and Age)	Position(s) Held with the Fund (and Time Served)	Principal Occupations During Past 5 Years	Other Directorships Held by Director
Kenneth W. Coshun (Age 76)	Director (since 1992)	Retired (since 1997)	None
Michael A. Bernatz (Age 50)	Director (since 2005)	Chief Financial Officer for: Milwaukee County Museum (since 2005) Lauber & Company (since 2004),	None
Marcus Q. King (Age 51)	Director (since 2009)	Owner/Manager of King’s Properties (since 1995)	None
Michael A. Baker (Age 52)	Director (since 2009)	Owner/President of Chiropractic Plus Inc (since 1984)
Curtis J. Williams (Age 43)	Director (since 2009)	Owner/Manager of Advanced Compressor & Hose, Inc (since 2001)	None

The following table provides information regarding each Director/Officer who is an “interested person” of Frontier and the Fund, as defined in the 1940 Act.

Name (and Age)	Position(s) Held with the Fund (and Time Served)	Principal Occupations During Past 5 Years	Other Directorships Held by Director
Amy L. Siesennop * (Age 49)	President and Treasurer (since 2003) Chief Compliance Officer and Anti-money Laundering Officer (Since 2004)	President and Treasurer (since 2003) of Frontier; Registered principal and representative of the Advisor, Freedom Investors Corp (since 1996).	None
Joel R. Blumenschein * (Age 48)	Vice President and Secretary (since 2003)	President of the Advisor, Freedom Investors Corp. (since 2002) Manager of EZ Stock Inc. (since 2000)	None

*  “Interested person,” as defined in the 1940 Act, of Frontier and the Fund because of his or her affiliation with the Advisor, Freedom Investors Corp.

THE FRONTIER MICROCAP FUND

ADDITIONAL INFORMATION (UNAUDITED)

March 31, 2009

Code of Ethics - Information pursuant to the code of ethics that applies to the Fund’s principal executive officers may be found on our website or upon request, free of charge by calling 800-759-6598.

Controls and Procedures - The principal executive and financial officer reviewed and evaluated the effectiveness the Fund’s disclosure controls and procedures in September 2009.  The controls and procedures were found to be effective for the Fund, and no changes were made.

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on December 31 and June 30.  The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s third quarter Form N-Q was filed with the SEC on August 30, 2008. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-231-2901, free of charge.  The Fund’s policy and procedures for disclosure of portfolio holdings can be found on our website.  A list of our portfolio holdings is also available in this report and the semi-annual report.

Privacy Policy - At the Fund, we recognize and respect the privacy of each of our investors and their expectations for confidentiality.  The protection of investor’s information is of fundamental importance in our operation and we take seriously our responsibility to protect personal information.  The Fund will only disclose personal nonpublic information to third parties as necessary and as permitted by law.  We also restrict access to personal nonpublic information to employees, affiliates, and service providers involved in servicing your account.

The Fund maintains physical, electronic and procedural safe guards to guard nonpublic personal information of our customers.  More information regarding our privacy policy may be obtained on our website.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 231-2901 or (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  They are also available on our website, under the additional links tab.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.  Under the “Fund Information” tab, choose Proxy Results and then the Frontier Fund for the proxy voting results.

Additional Information - The Fund's Statement of Additional Information (SAI) includes additional information about the directors and is available, without charge, upon request.  You may call toll-free (800) 231-2901 to request a copy of the SAI or to make shareholder inquiries.  The SAI is also available on the Fund’s website at www.frontier-funds.com.

Board of Directors

Kenneth W. Coshun

Michael A. Bernatz

Marcus Q. King

Michael A. Baker

Curtis J. Williams

Investment Advisor

Freedom Investors Corp.

333 Bishops Way, Ste 122

Brookfield, WI  53005

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

Custodian

US Bank NA

425 East Walnut Street

Cincinnati, Ohio  45201

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001-2607

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Frontier MicroCap Fund, Inc.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 13, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By /s/Amy L. Siesennop

*President

Date May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Amy L. Siesennop

*President

Date May 28, 2009

By /s/Joel R Blumenschein

*Vice President

Date May 28, 2009

* Print the name and title of each signing officer under his or her signature.